Share-Based Compensation - Summary of Weighted-Average Assumptions used to Estimate Fair Value of Stock Options Granted (Details) - 2022 Equity Incentive Plan	12 Months Ended
Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (in years)	6 years
Volatility	66.40%
Risk-free rate	3.60%
Dividend yield	0.00%